CONSOLIDATED STATEMENTS OF CASH FLOWS - Southwest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (197,684)	$ 207,202	$ 238,985
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	470,455	371,041	332,027
Deferred income taxes	(72,048)	61,212	50,717
Gain on sale of property	(7,865)	(6,906)	(1,848)
Changes in undistributed stock compensation	9,446	9,294	7,114
Equity AFUDC	(465)	0	(4,724)
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(193,775)	(51,554)	(48,772)
Accrued utility revenue	(3,200)	(2,500)	(3,300)
Deferred purchased gas costs	(147,215)	(343,728)	36,239
Accounts payable	293,909	50,426	(7,694)
Accrued taxes	17,929	(6,725)	15,171
Other current assets and liabilities	(207,853)	(89,209)	107,427
Changes in deferred charges and other assets	16,886	(13,541)	(32,591)
Changes in other liabilities and deferred credits	(26,485)	(73,629)	(62,671)
Net cash provided by operating activities	407,460	111,383	626,080
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(859,421)	(715,626)	(825,105)
Changes in customer advances	21,506	15,974	14,033
Other	17,822	18,256	9,003
Net cash used in investing activities	(838,902)	(3,035,656)	(802,069)
CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(160,563)	(138,222)	(125,504)
Issuance of long-term debt, net	1,067,805	1,660,696	662,377
Retirement of long-term debt	(499,914)	(452,664)	(356,406)
Change in credit facility and commercial paper	(80,000)	(20,000)	0
Withholding remittance – share-based compensation	(2,662)	(1,264)	(2,736)
Other, including principal payments on finance leases	(24,172)	(729)	(3,402)
Net cash provided by financing activities	356,480	3,063,458	209,574
Change in cash and cash equivalents	(75,816)	139,345	33,813
Cash and cash equivalents at beginning of period	222,697	83,352	49,539
Cash and cash equivalents at end of period	123,078	222,697	83,352
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	219,825	104,352	105,182
Income taxes paid (received), net	12,001	4,208	(10,951)
Southwest Gas Corporation
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	154,380	187,135	159,118
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	263,043	253,398	235,295
Deferred income taxes	42,387	53,237	44,997
Gain on sale of property	(1,503)	0	0
Changes in undistributed stock compensation	5,776	6,392	5,294
Equity AFUDC	0	0	(4,724)
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(64,414)	(22,806)	3,933
Accrued utility revenue	(3,200)	(2,500)	(3,300)
Deferred purchased gas costs	(158,975)	(343,728)	36,239
Accounts payable	243,276	57,764	9,618
Accrued taxes	21,754	7,753	(1,527)
Other current assets and liabilities	(188,737)	(70,271)	48,545
Changes in deferred charges and other assets	(1,694)	(28,743)	(44,291)
Changes in other liabilities and deferred credits	(27,690)	(72,386)	(65,136)
Net cash provided by operating activities	284,403	25,245	424,061
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(683,131)	(601,983)	(692,216)
Changes in customer advances	21,506	15,973	14,033
Other	6,917	(32)	771
Net cash used in investing activities	(654,708)	(586,042)	(677,412)
CASH FLOW FROM FINANCING ACTIVITIES:
Contributions from parent	0	202,583	177,922
Dividends paid	(122,200)	(111,400)	(104,500)
Issuance of long-term debt, net	891,663	297,318	446,508
Retirement of long-term debt	(275,000)	0	(125,000)
Change in credit facility and commercial paper	(80,000)	(20,000)	0
Change in short-term debt	(25,000)	193,000	(137,000)
Withholding remittance – share-based compensation	(2,569)	(1,263)	(2,736)
Other, including principal payments on finance leases	(3,457)	(1,820)	(1,262)
Net cash provided by financing activities	383,437	558,418	253,932
Change in cash and cash equivalents	13,132	(2,379)	581
Cash and cash equivalents at beginning of period	38,691	41,070	40,489
Cash and cash equivalents at end of period	51,823	38,691	41,070
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	107,980	90,240	96,726
Income taxes paid (received), net	$ 5	$ (13,529)	$ (19,603)